Debt (Tables)	9 Months Ended
Sep. 30, 2024
Line of Credit Facility [Line Items]
Schedule of Net Carrying Amount of Debt

	September 30, 2024	December 31, 2023
Principal	$106,824	$161,898
Add: fair value of embedded derivative	–	$–
Less: unamortized debt discount	(320)	$(1,106)
Less: unamortized issuance costs	(254)	$(880)
Net carrying amount	$106,250	$159,912

Schedule of Interest Expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Contractual interest expense	$879	$1,315	$3,499	$3,946
Amortization of debt discount	$138	$207	550	621
Amortization of debt issuance costs	$110	$165	438	494
Total interest expense	$1,127	$1,687	$4,487	$5,061

Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Schedule of Interest Expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Contractual interest expense	$–	$587	$312	$810
Amortization of debt issuance costs	–	472	117	705
Total interest expense	$–	$1,059	$429	$1,515